Pensions And Other Postretirement Benefits (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 28, 2013	Sep. 29, 2012	Oct. 01, 2011
Defined Benefit Plan Disclosure [Line Items]
Number of defined benefit plans with accumulated benefit obligations in excess of plan assets	3
Postretirement medical obligation consisting of fixed annual payments	$ 23
Postretirement medical obligation consisting of payments determined by healthcare cost trend	48
Healthcare cost trend assumptions	7.60%
One-percentage point increase in assumed healthcare cost trend	9
One-percentage point decrease in assumed health care cost trend	5
Defined benefit pension plan assets	85
Expected contributions to pension plans for fiscal 2014	8
Defined benefit plans funding	8	8	7
Heathcare related [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of defined benefit plans	3
Heathcare related [Member] | Fixed Annual [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of defined benefit plans	2
Domestic Pension Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan assets	71	69
Foreign Subsidiary Pension Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan assets	14	17
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected rate of return on assets assumption years	5
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected rate of return on assets assumption years	10
Qualified [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	86	101
Qualified [Member] | Defined Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts expected to be reclassified to earnings within next 12 months	2
Defined benefit pension plan assets	85	86	74
Defined benefit plans funding	6	6
Non-Qualified [Member] | Defined Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts expected to be reclassified to earnings within next 12 months	2
Defined benefit pension plan assets	0	0	0
Defined benefit plans funding	2	2
Noncontributory [Domain]
Defined Benefit Plan Disclosure [Line Items]
Number of defined benefit plans	4
Noncontributory [Domain] | Funded [Member] | Qualified [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of defined benefit plans	3
Noncontributory [Domain] | Unfunded [Member] | Non-Qualified [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of defined benefit plans	1
Contributory [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit programs recognized expenses	$ 50	$ 47	$ 45